INCOME TAX (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Current income tax [Abstract]
Current income tax benefit in respect of the current year		$ 0		$ 0		$ 0
Deferred income tax [Abstract]
Origination and reversal of temporary differences		0		0		0
Income tax expense reported in profit or loss		0		0		0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax		(5,671,099)		(9,822,626)		(9,957,817)
At the Australian income tax rate of 30% (2019: 30%) (2018: 30%)		(1,701,330)		(2,946,788)		(2,738,400)
Expenditure not allowable for income tax purposes		280,176		435,641		612,788
Income not assessable for income tax purposes		(189,850)		(70,227)		(14,448)
Effect of different income tax rate in the United States		366,471		1,774,721		(551,859)
Effect of change in income tax rate in Australia		0		(233,013)		0
Exchange differences on translation of foreign operations		125,391		142,627		105,045
Adjustments in respect of deferred income tax of previous years		(214,545)		(159,852)		(56,213)
Effect of deferred tax assets not brought to account		1,333,687		1,056,891		2,643,087
Income tax expense reported in profit or loss		$ 0		$ 0		$ 0
Corporate tax rate		30.00%		30.00%		27.50%
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		$ (875)		$ (3,856)		$ (3,292)
Deferred tax liability (asset)		0		0		0
Deferred Tax Assets [Abstract]
Deferred tax assets		4,676,715		3,902,255		5,504,853
Deferred tax assets used to offset deferred tax liabilities		(875)		(3,856)		(3,292)
Deferred tax assets not brought to account		(7,917,298)	[1]	(6,583,612)	[1]	(5,526,721)
Deferred tax liability (asset)		0		0		0
Accrued Interest [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		875		3,856		3,292
Accrued Expenditures [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		27,487		35,587		25,160
Exploration and Evaluation Expenditure [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets	[2]	$ 3,213,971		$ 2,649,626		$ 0

[1]	The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.
[2]	For U.S. income tax purposes, exploration costs are generally capitalised and then amortized for tax purposes unless an election is made to deduct the exploration costs as incurred. On finalisation of its U.S. tax return, the Group did not make such an election for the year ended June 30, 2019 or 2018, and consequently exploration costs have been treated as capitalised for tax purposes, with deductions available in future periods. This election has no impact on the total deferred tax assets available to the Group at either June 30, 2020 or June 30, 2019.